Income Taxes - Income tax provision (Details) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal			$ 0
State			0
Deferred:
Federal			(290,181)
State.
Valuation allowance			290,181	$ 7,958,000	$ 5,505,000
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0